Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

14.	Income Taxes

(a)	The provision for income taxes differs from the amounts computed by applying the Canadian statutory rates to the net loss before income taxes due to the following:

	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income taxes	$(66,710,410)	$(10,505,375)	$(2,354,113)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	(18,011,811)	(2,836,451)	(635,611)
Effect of different tax rates in foreign jurisdictions	(2,005,959)	(83,891)	5,281
Non-deductible share-based payments	218,741	399,087	505,116
Other permanent items	2,484,720	1,838,169	(620,413)
Change in deferred tax assets not recognized	15,403,428	2,471,723	733,447
Share issuance costs	-	-	(331,660)
True-ups and other	(1,179,327)	(447,452)	657,981
Deferred income tax (recovery) expense	$(3,090,208)	$1,341,185	$314,141

(b)	The Company’s deferred income tax liability relates to the Mexican income tax and Special Mining Duty (“SMD”) associated with the Tuligtic project.

The significant components of deferred income tax assets (liabilities) are as follows:

	December 31, 2023	December 31, 2022

Deferred tax assets
Non-capital losses	$-	$2,477,570
Exploration and evaluation assets	1,434,880	-
	1,434,880	2,477,570
Deferred tax liabilities
Exploration and evaluation assets	(1,434,880)	(5,567,778)

Net deferred tax liabilities	$-	$(3,090,208)

(c)	Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	December 31, 2023	December 31, 2022

Non-capital loss carry forwards	$32,616,394	$25,487,951
Capital loss carry forwards	23,360,422	24,538,993
Exploration and evaluation assets	39,102,815	8,188,922
Share issue costs	551,134	858,548
Property, plant and equipment	7,748,032	7,782,024
Donations	32,960	32,960
Investment tax credit	223,873	223,873
	$103,635,630	$67,113,271

At December 31, 2023, the Company had operating loss carry forwards available for tax purposes in Canada of $27,592,166 (2022 - $25,487,951) which expire between 2032 and 2043 and in Mexico of $4,588,699 (2022 - $Nil) which expire between 2024 and 2026.